Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (4.6%)
	Match Group Inc.	518,157	18,721
	Versant Media Group Inc.	319,088	13,766
*	Lumen Technologies Inc.	1,139,090	12,519
	Telephone & Data Systems Inc.	215,712	8,437
*	IAC Inc.	143,088	6,423
	Iridium Communications Inc.	89,844	4,652
*	Ziff Davis Inc.	86,713	3,908
	John Wiley & Sons Inc. Class A	88,431	3,721
*	Cargurus Inc. Class A	89,159	2,662
	Cinemark Holdings Inc.	88,336	2,473
	Scholastic Corp.	44,421	1,799
	Shenandoah Telecommunications Co.	100,013	1,595
*	Yelp Inc. Class A	53,855	1,228
*	DoubleVerify Holdings Inc.	120,328	1,167
	Cogent Communications Holdings Inc.	47,900	851
*	ZoomInfo Technologies Inc. Class A	247,539	824
	Shutterstock Inc.	52,864	787
*	QuinStreet Inc.	45,055	564
*	Cable One Inc.	10,132	533
			86,630
Consumer Discretionary (15.3%)
	LKQ Corp.	561,816	15,236
*	CarMax Inc.	311,228	13,887
*	Caesars Entertainment Inc.	447,994	13,014
*	Mohawk Industries Inc.	113,980	12,244
*	Victoria's Secret & Co.	176,181	9,690
	Meritage Homes Corp.	146,623	9,566
*	Stride Inc.	92,235	8,521
	Group 1 Automotive Inc.	25,893	8,191
*	Asbury Automotive Group Inc.	42,671	8,010
	Advance Auto Parts Inc.	131,741	7,936
	Signet Jewelers Ltd.	89,297	7,804
	Academy Sports & Outdoors Inc.	146,357	7,728
*	M/I Homes Inc.	57,394	7,554
*	Versigent plc	155,652	6,867
	Phinia Inc.	83,219	6,430
	LCI Industries	53,112	5,790
	ADT Inc.	857,858	5,756
*	Penn Entertainment Inc.	279,553	5,264
	Marriott Vacations Worldwide Corp.	60,780	5,159
*	Champion Homes Inc.	65,546	4,826
	Dana Inc.	125,707	4,451
*	Adient plc	171,950	3,931
	Strategic Education Inc.	51,014	3,915
	Kontoor Brands Inc.	51,640	3,706
	Patrick Industries Inc.	40,170	3,636
	Kohl's Corp.	246,244	3,536
*	Dauch Corp.	517,961	3,439
	La-Z-Boy Inc.	90,538	3,402
	American Eagle Outfitters Inc.	200,689	3,171
	Wolverine World Wide Inc.	179,911	3,157
	Newell Brands Inc.	920,105	3,128
	Cheesecake Factory Inc.	47,305	3,124
*	Life Time Group Holdings Inc.	93,509	3,093
	Carter's Inc.	79,999	3,087
	Leggett & Platt Inc.	297,270	3,053
	Steven Madden Ltd.	70,169	3,048
	Century Communities Inc.	55,477	2,930
*	Sally Beauty Holdings Inc.	212,924	2,828
	Sonic Automotive Inc. Class A	32,563	2,690
[1]	Wendy's Co.	346,873	2,671
*	Bright Horizons Family Solutions Inc.	42,204	2,643

		Shares	Market Value ($000)
	G-III Apparel Group Ltd.	81,488	2,635
*	Six Flags Entertainment Corp.	122,499	2,574
*	Peloton Interactive Inc. Class A	386,741	2,475
*	Under Armour Inc. Class A	414,087	2,431
*	Universal Technical Institute Inc.	61,107	2,286
	Upbound Group Inc.	114,390	2,197
*	LGI Homes Inc.	44,578	2,131
*	Pursuit Attractions & Hospitality Inc.	47,180	2,112
*	Green Brick Partners Inc.	28,782	1,936
	Winnebago Industries Inc.	61,943	1,839
	Matthews International Corp. Class A	68,318	1,813
	Standard Motor Products Inc.	45,871	1,798
*	Callaway Golf Co.	110,424	1,701
	Cracker Barrel Old Country Store Inc.	49,009	1,658
*	Fox Factory Holding Corp.	91,748	1,655
*	Sabre Corp.	866,734	1,525
*	Under Armour Inc. Class C	262,770	1,506
	Perdoceo Education Corp.	46,447	1,504
*	MarineMax Inc.	42,545	1,465
	Oxford Industries Inc.	30,695	1,370
	Papa John's International Inc.	38,144	1,305
*	Gentherm Inc.	37,471	1,300
	Buckle Inc.	26,443	1,213
*	BJ's Restaurants Inc.	25,497	1,200
*	United Parks & Resorts Inc.	28,128	1,129
	Monro Inc.	65,880	1,084
	Winmark Corp.	2,790	1,056
	Ethan Allen Interiors Inc.	50,810	1,048
*	Dream Finders Homes Inc. Class A	63,009	974
			287,032
Consumer Staples (3.1%)
	Lamb Weston Holdings Inc.	304,825	13,162
*	United Natural Foods Inc.	133,738	6,867
	Andersons Inc.	73,739	5,205
*	Central Garden & Pet Co. Class A	112,039	3,824
	Flowers Foods Inc.	463,520	3,541
	Universal Corp.	54,702	2,837
	J & J Snack Foods Corp.	33,383	2,541
	Energizer Holdings Inc.	133,753	2,437
	WD-40 Co.	12,136	2,427
	Fresh Del Monte Produce Inc.	72,354	2,326
*	Simply Good Foods Co.	186,937	2,154
*	Freshpet Inc.	39,637	2,045
*	Grocery Outlet Holding Corp.	215,399	1,833
	Edgewell Personal Care Co.	102,540	1,797
	Interparfums Inc.	17,249	1,628
	John B Sanfilippo & Son Inc.	19,948	1,494
	Reynolds Consumer Products Inc.	66,018	1,431
*	National Beverage Corp.	25,708	951
*	Central Garden & Pet Co.	17,729	682
			59,182
Energy (7.0%)
	SM Energy Co.	496,819	15,257
	Magnolia Oil & Gas Corp. Class A	397,016	10,862
	Liberty Energy Inc. Class A	355,685	10,407
	California Resources Corp.	172,452	10,225
	Core Natural Resources Inc.	112,464	9,946
	Patterson-UTI Energy Inc.	758,143	8,499
	Peabody Energy Corp.	266,899	7,220
	Crescent Energy Co. Class A	533,366	6,166
	Noble Corp. plc	129,739	6,030
	Northern Oil & Gas Inc.	229,033	4,986
	Helmerich & Payne Inc.	111,770	4,264
*	Talos Energy Inc.	276,100	4,050
	World Kinect Corp.	121,944	3,513
*	Oceaneering International Inc.	89,788	3,433
	Cactus Inc. Class A	55,905	3,245
	Dorian LPG Ltd.	80,684	3,245
*	Par Pacific Holdings Inc.	57,400	3,224

		Shares	Market Value ($000)
	Atlas Energy Solutions Inc.	168,719	2,816
*	Helix Energy Solutions Group Inc.	300,230	2,807
	Kinetik Holdings Inc. Class A	51,885	2,384
	Bristow Group Inc. Class A	55,224	2,300
	Core Laboratories Inc.	102,201	1,397
*	Innovex International Inc.	49,138	1,313
	RPC Inc.	195,179	1,292
	CVR Energy Inc.	34,417	1,143
*	Comstock Resources Inc.	72,915	972
*	REX American Resources Corp.	19,274	901
			131,897
Financials (21.0%)
	Jackson Financial Inc. Class A	155,435	16,027
	Lincoln National Corp.	371,037	13,094
	Atlantic Union Bankshares Corp.	311,183	11,707
	Rithm Capital Corp.	1,220,097	11,371
	Fulton Financial Corp.	420,225	9,115
	United Community Banks Inc.	264,699	8,722
	Bread Financial Holdings Inc.	96,796	8,622
	Cathay General Bancorp	147,496	8,505
	Renasant Corp.	207,714	8,458
*	Genworth Financial Inc. Class A	876,593	7,504
	CVB Financial Corp.	366,080	7,453
	First Hawaiian Inc.	269,289	7,265
	First Financial Bancorp	227,096	6,985
	First Interstate BancSystem Inc. Class A	193,069	6,873
	Simmons First National Corp. Class A	317,738	6,815
	Bank of Hawaii Corp.	87,323	6,689
	HA Sustainable Infrastructure Capital Inc.	159,693	6,547
	Blackstone Mortgage Trust Inc. Class A	348,139	6,364
	Provident Financial Services Inc.	286,697	6,362
	WaFd Inc.	166,511	5,921
	Western Union Co.	697,646	5,672
	Banc of California Inc.	294,653	5,663
	Beacon Financial Corp.	183,968	5,352
	Piper Sandler Cos.	68,252	5,352
	NBT Bancorp Inc.	114,826	5,310
	Ameris Bancorp	60,605	5,110
	Radian Group Inc.	148,692	5,078
	Independent Bank Corp.	62,025	4,905
	MarketAxess Holdings Inc.	37,531	4,881
	Banner Corp.	74,842	4,865
	Moelis & Co. Class A	69,838	4,699
	Northwest Bancshares Inc.	320,694	4,538
	Stewart Information Services Corp.	66,336	4,311
	ServisFirst Bancshares Inc.	55,152	4,301
	First Commonwealth Financial Corp.	224,975	4,261
	National Bank Holdings Corp. Class A	98,883	4,136
	BankUnited Inc.	86,244	4,001
	WSFS Financial Corp.	55,097	3,937
*	Encore Capital Group Inc.	48,956	3,913
	Walker & Dunlop Inc.	74,767	3,753
	S&T Bancorp Inc.	82,095	3,702
	Community Financial System Inc.	56,658	3,606
*	Triumph Financial Inc.	49,614	3,535
	Hope Bancorp Inc.	281,395	3,529
	Hilltop Holdings Inc.	91,478	3,451
	First Bancorp	143,425	3,439
	Seacoast Banking Corp. of Florida	112,668	3,415
	BGC Group Inc. Class A	326,823	3,415
	Assured Guaranty Ltd.	45,641	3,387
	Dime Community Bancshares Inc.	89,533	3,350
	PROG Holdings Inc.	86,801	3,192
	Kemper Corp.	128,873	3,179
	Apollo Commercial Real Estate Finance Inc.	288,010	3,157
	Park National Corp.	17,999	3,088
	Victory Capital Holdings Inc. Class A	36,468	3,083
	Merchants Bancorp	64,468	3,039
	First Bancorp (XNGS)	50,965	2,998

		Shares	Market Value ($000)
	Trustmark Corp.	66,056	2,917
	Two Harbors Investment Corp.	230,039	2,836
*	NCR Atleos Corp.	61,640	2,749
*	Customers Bancorp Inc.	35,594	2,675
	Artisan Partners Asset Management Inc. Class A	71,145	2,664
*	Remitly Global Inc.	131,684	2,636
	FB Financial Corp.	49,615	2,614
[1]	Arbor Realty Trust Inc.	429,571	2,470
	Heritage Financial Corp.	90,267	2,460
	OFG Bancorp	53,169	2,422
	Tompkins Financial Corp.	27,708	2,387
	F&G Annuities & Life Inc.	82,734	2,293
	Cohen & Steers Inc.	32,647	2,279
	Employers Holdings Inc.	49,338	2,146
	Stellar Bancorp Inc.	56,149	2,097
	Capitol Federal Financial Inc.	262,200	2,037
	Southside Bancshares Inc.	61,325	2,009
	Virtus Investment Partners Inc.	13,936	1,993
	Central Pacific Financial Corp.	57,890	1,989
	Horace Mann Educators Corp.	42,862	1,960
	Hanmi Financial Corp.	65,050	1,959
	BancFirst Corp.	16,887	1,862
	Lakeland Financial Corp.	28,785	1,745
	Westamerica Bancorp	30,805	1,709
	Eagle Bancorp Inc.	60,661	1,655
	Franklin BSP Realty Trust Inc.	179,007	1,552
	Redwood Trust Inc.	273,189	1,481
*	ProAssurance Corp.	55,289	1,326
*	PRA Group Inc.	85,636	1,307
*	Donnelley Financial Solutions Inc.	32,036	1,272
	Navient Corp.	145,383	1,244
	City Holding Co.	9,803	1,219
	Enact Holdings Inc.	28,524	1,192
	TrustCo Bank Corp.	22,552	1,168
	Safety Insurance Group Inc.	16,017	1,124
*	Payoneer Global Inc.	215,415	1,120
	United Fire Group Inc.	24,561	1,089
	AMERISAFE Inc.	22,432	688
*	Goosehead Insurance Inc. Class A	17,474	601
*	Trupanion Inc.	25,296	552
*	World Acceptance Corp.	2,061	340
			394,840
Health Care (7.4%)
*	Molina Healthcare Inc.	113,036	19,623
	Teleflex Inc.	97,001	12,478
	Organon & Co.	570,631	7,612
*	Integer Holdings Corp.	76,905	6,874
*	Prestige Consumer Healthcare Inc.	103,859	4,936
*	Acadia Healthcare Co. Inc.	202,495	4,698
*	Omnicell Inc.	98,500	4,348
*	Neogen Corp.	477,445	4,283
*	Glaukos Corp.	39,080	4,039
	Select Medical Holdings Corp.	241,868	3,991
*	ICU Medical Inc.	28,176	3,815
*	Astrana Health Inc.	94,695	3,562
	Perrigo Co. plc	302,068	3,338
	Concentra Group Holdings Parent Inc.	130,812	3,253
*	Fortrea Holdings Inc.	202,806	3,121
*	RadNet Inc.	55,038	3,056
*	Merit Medical Systems Inc.	48,150	3,036
*	Enovis Corp.	125,524	2,847
*	Avanos Medical Inc.	101,884	2,527
*	AMN Healthcare Services Inc.	84,314	2,443
	CONMED Corp.	67,973	2,427
*	AdaptHealth Corp. Class A	235,546	2,386
*	Integra LifeSciences Holdings Corp.	147,029	2,358
*	Amneal Pharmaceuticals Inc.	149,030	1,963
*	QuidelOrtho Corp.	149,104	1,941
*	Xencor Inc.	156,735	1,862

		Shares	Market Value ($000)
*	Supernus Pharmaceuticals Inc.	39,013	1,802
*	Arcus Biosciences Inc.	68,842	1,744
*	LifeStance Health Group Inc.	217,869	1,680
*	CorVel Corp.	26,025	1,607
*	Sarepta Therapeutics Inc.	89,698	1,603
*	STAAR Surgical Co.	52,406	1,566
*	Vir Biotechnology Inc.	146,171	1,395
*	Innoviva Inc.	63,918	1,369
*	NeoGenomics Inc.	119,256	1,255
*	Addus HomeCare Corp.	13,611	1,248
	US Physical Therapy Inc.	17,684	1,136
*	Tandem Diabetes Care Inc.	65,459	1,126
*	BioLife Solutions Inc.	42,787	1,066
*	Azenta Inc.	35,967	823
*	Certara Inc.	128,593	748
*	Amphastar Pharmaceuticals Inc.	37,300	703
	HealthStream Inc.	25,553	638
	Embecta Corp.	129,872	439
*	Cytek Biosciences Inc.	84,597	355
			139,120
Industrials (13.1%)
	Paycom Software Inc.	107,255	14,980
	Matson Inc.	68,436	12,407
	Rush Enterprises Inc. Class A	133,106	9,228
*	RXO Inc.	360,386	9,219
	Korn Ferry	114,559	8,017
*	Amentum Holdings Inc.	337,304	7,836
*	GEO Group Inc.	300,092	6,803
	ArcBest Corp.	49,056	6,705
*	Gates Industrial Corp. plc	256,305	6,643
	Robert Half Inc.	218,143	6,422
	Trinity Industries Inc.	175,989	5,709
	Boise Cascade Co.	81,305	5,669
	Hub Group Inc. Class A	132,965	5,523
	Kennametal Inc.	167,248	5,486
	Werner Enterprises Inc.	131,405	5,455
*	DNOW Inc.	407,506	5,212
	ABM Industries Inc.	128,616	5,024
	UniFirst Corp.	18,804	4,991
	Arcosa Inc.	38,753	4,912
	HNI Corp.	152,222	4,748
*	CoreCivic Inc.	219,600	4,629
*	Allegiant Travel Co.	47,982	4,396
	CSW Industrials Inc.	15,183	4,205
	WillScot Holdings Corp.	162,688	4,186
*	Resideo Technologies Inc.	133,019	4,159
	Albany International Corp. Class A	62,993	4,075
	Kadant Inc.	12,667	4,043
	Schneider National Inc. Class B	109,361	3,865
*	Masterbrand Inc.	442,953	3,845
	Franklin Electric Co. Inc.	37,807	3,719
	Alamo Group Inc.	23,666	3,567
*	JetBlue Airways Corp.	649,897	3,555
	ManpowerGroup Inc.	101,617	3,214
*	Hayward Holdings Inc.	227,709	3,213
	Greenbrier Cos. Inc.	67,792	3,194
*	Vestis Corp.	246,172	3,181
	Griffon Corp.	35,210	3,098
	Mueller Water Products Inc. Class A	120,134	3,029
*	SkyWest Inc.	33,449	2,865
	Pitney Bowes Inc.	172,218	2,773
	Insperity Inc.	78,668	2,712
	Atmus Filtration Technologies Inc.	55,460	2,594
	Lindsay Corp.	22,948	2,508
*	Gibraltar Industries Inc.	64,844	2,506
	Millerknoll Inc.	149,802	2,424
	Deluxe Corp.	98,788	2,400
	Marten Transport Ltd.	127,071	2,191
	Worthington Enterprises Inc.	36,997	2,100

		Shares	Market Value ($000)
	Tennant Co.	22,677	1,953
	Quanex Building Products Corp.	100,828	1,876
	Apogee Enterprises Inc.	47,212	1,813
	Interface Inc. Class A	56,390	1,669
	Enerpac Tool Group Corp. Class A	46,335	1,552
	Heartland Express Inc.	100,289	1,503
	Astec Industries Inc.	26,109	1,315
	Insteel Industries Inc.	42,566	1,170
*	Forward Air Corp.	48,652	515
*,1	Hertz Global Holdings Inc.	84,882	458
*	Legalzoom.com Inc.	55,692	350
			247,409
Information Technology (12.5%)
*	Enphase Energy Inc.	287,222	19,635
	Vishay Intertechnology Inc.	271,048	14,108
	Kulicke & Soffa Industries Inc.	114,851	11,702
*	Diodes Inc.	100,694	10,605
	Power Integrations Inc.	121,824	10,233
*	MaxLinear Inc. Class A	101,668	9,448
*	Semtech Corp.	60,934	9,295
*	Plexus Corp.	32,924	8,835
*	Ultra Clean Holdings Inc.	99,619	8,524
	Ralliant Corp.	118,846	7,353
*	Insight Enterprises Inc.	68,035	7,238
*	Qorvo Inc.	68,511	7,095
	Benchmark Electronics Inc.	78,311	6,614
*	Cohu Inc.	102,485	5,406
*	Ichor Holdings Ltd.	75,578	5,405
*	MARA Holdings Inc.	373,529	5,371
*	Rogers Corp.	36,710	5,195
*	Cleanspark Inc.	235,765	4,312
*	Photronics Inc.	129,640	4,194
*	SolarEdge Technologies Inc.	53,814	4,109
*	Veeco Instruments Inc.	64,849	3,738
*	Harmonic Inc.	246,338	3,722
*	DXC Technology Co.	372,589	3,692
*	Axcelis Technologies Inc.	24,257	3,649
*	ACI Worldwide Inc.	76,927	3,359
*	Knowles Corp.	80,142	2,998
*	Teradata Corp.	87,960	2,995
*	Penguin Solutions Inc.	53,540	2,989
*	Itron Inc.	36,190	2,985
*	Box Inc. Class A	110,023	2,966
	RingCentral Inc. Class A	68,230	2,955
*	NetScout Systems Inc.	70,777	2,946
*	Extreme Networks Inc.	103,147	2,734
*	Alpha & Omega Semiconductor Ltd.	54,217	2,459
*	Q2 Holdings Inc.	50,677	2,400
	CTS Corp.	35,709	2,293
*	Diebold Nixdorf Inc.	27,790	2,255
*	NCR Voyix Corp.	303,984	2,186
*	Everforth Inc.	93,718	2,126
*	Alarm.com Holdings Inc.	45,978	2,074
*	ScanSource Inc.	43,375	2,007
*	SPS Commerce Inc.	33,105	1,879
	ePlus Inc.	21,233	1,743
	PC Connection Inc.	24,935	1,735
	A10 Networks Inc.	53,352	1,608
*	Corsair Gaming Inc.	103,011	1,251
*	Grid Dynamics Holdings Inc.	145,309	1,046
	Napco Security Technologies Inc.	26,605	998
*	Progress Software Corp.	29,596	972
*	N-able Inc.	80,206	297
			235,734
Materials (6.4%)
	Eastman Chemical Co.	250,436	19,001
	Element Solutions Inc.	249,645	10,592
	Celanese Corp.	170,351	9,051
	HB Fuller Co.	119,208	7,639

		Shares	Market Value ($000)
	Chemours Co.	328,996	7,290
	Kaiser Aluminum Corp.	35,239	6,415
	Warrior Met Coal Inc.	65,769	6,218
	Minerals Technologies Inc.	68,335	5,263
*	Alpha Metallurgical Resources Inc.	23,706	4,717
	Balchem Corp.	29,144	4,568
	Innospec Inc.	54,384	4,511
	Materion Corp.	20,481	4,507
	Quaker Chemical Corp.	30,067	4,315
	FMC Corp.	274,187	3,745
	Worthington Steel Inc.	71,369	3,011
*	Century Aluminum Co.	45,544	3,004
*	O-I Glass Inc.	334,415	2,926
	Sylvamo Corp.	72,642	2,853
	Stepan Co.	47,164	2,493
	Hawkins Inc.	15,139	2,343
*	Ingevity Corp.	33,943	2,302
	Koppers Holdings Inc.	43,051	1,756
*	Metallus Inc.	78,617	1,545
			120,065
Real Estate (6.9%)
	Apple Hospitality REIT Inc.	482,904	7,094
	SL Green Realty Corp.	156,186	7,091
	Macerich Co.	290,056	6,532
	Acadia Realty Trust	287,603	6,333
*	Cushman & Wakefield Ltd.	508,350	6,324
	Highwoods Properties Inc.	241,286	6,298
	Broadstone Net Lease Inc.	307,321	6,217
	Medical Properties Trust Inc.	1,082,584	5,532
	Phillips Edison & Co. Inc.	115,959	4,656
	Essential Properties Realty Trust Inc.	152,011	4,648
	Sunstone Hotel Investors Inc.	416,803	4,510
	Terreno Realty Corp.	68,593	4,506
	Douglas Emmett Inc.	367,559	4,278
	Global Net Lease Inc.	432,730	4,055
	Millrose Properties Inc.	138,750	3,916
	Pebblebrook Hotel Trust	249,326	3,802
	Innovative Industrial Properties Inc.	61,508	3,567
	Outfront Media Inc.	102,188	3,295
	Urban Edge Properties	143,750	3,226
	Four Corners Property Trust Inc.	127,657	3,179
	LXP Industrial Trust	60,941	3,147
	Tanger Inc.	85,896	3,098
	Kennedy-Wilson Holdings Inc.	263,334	2,899
	DiamondRock Hospitality Co.	228,014	2,506
	American Assets Trust Inc.	103,913	2,421
	Easterly Government Properties Inc. Class A	96,043	2,303
	Getty Realty Corp.	60,391	1,964
	Xenia Hotels & Resorts Inc.	112,364	1,952
	LTC Properties Inc.	41,800	1,564
	Safehold Inc.	100,801	1,509
	Marcus & Millichap Inc.	52,271	1,476
	Centerspace	19,063	1,286
	eXp World Holdings Inc.	198,662	977
	Whitestone REIT	49,311	941
	JBG SMITH Properties	52,011	763
	NexPoint Residential Trust Inc.	25,876	752
	Universal Health Realty Income Trust	11,486	476
	Saul Centers Inc.	12,043	417
			129,510
Utilities (2.3%)
	MDU Resources Group Inc.	448,596	9,456
*	Hawaiian Electric Industries Inc.	378,881	5,039
	H2O America	81,997	4,742
	Otter Tail Corp.	50,588	4,384
	Avista Corp.	94,659	3,926
	California Water Service Group	68,014	3,067
	MGE Energy Inc.	40,102	3,028
	Chesapeake Utilities Corp.	20,764	2,561

			Shares	Market Value ($000)
	American States Water Co.		29,739	2,298
	Northwest Natural Holding Co.		42,819	2,076
	Unitil Corp.		39,473	1,975
	Middlesex Water Co.		18,510	972
				43,524
Total Common Stocks (Cost $1,658,765)				1,874,943
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $8,047)	3.667%	80,484	8,047
Total Investments (100.0%) (Cost $1,666,812)				1,882,990
Other Assets and Liabilities—Net (0.0%)				(30)
Net Assets (100%)				1,882,960
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,633.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,768 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	22	3,217	169

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Celanese Corp.	8/31/2026	BANA	3,666	(3.620)	52	—
WillScot Holdings Corp.	8/31/2026	BANA	747	(3.620)	—	(1)
					52	(1)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,874,943	—	—	1,874,943
Temporary Cash Investments	8,047	—	—	8,047
Total	1,882,990	—	—	1,882,990

Derivative Financial Instruments
Assets
Futures Contracts[1]	169	—	—	169
Swap Contracts	—	52	—	52
Total	169	52	—	221
Liabilities
Swap Contracts	—	(1)	—	(1)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.